DECOMMISSIONING AND OTHER PROVISIONS - Summary of Decommissioning and Other Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Current beginning balance	$ 3,622	$ 2,811
Non-current beginning balance	27,116	21,799
Decommissioning and other provision beginning balance	30,738	24,610
Additions	3,362	5,770
Amounts charged against provisions	(2,445)	(1,856)
Accretion expense	450	497
Disposals and liabilities classified as held for sale	(869)	(375)
Remeasurements and other movements	(1,703)	1,452
Currency translation differences	(391)	640
Change in decommissioning and other provisions	(1,596)	6,128
Current ending balance	3,338	3,622
Non-current ending balance	25,804	27,116
Decommissioning and other provision ending balance	29,142	30,738
Unused provision reversed, other provisions	1,095	528
Decommissioning and restoration
Reconciliation of changes in other provisions [abstract]
Current beginning balance	900	755
Non-current beginning balance	22,081	18,264
Decommissioning and other provision beginning balance	22,981	19,019
Additions	1,040	1,697
Amounts charged against provisions	(662)	(433)
Accretion expense	405	448
Disposals and liabilities classified as held for sale	(819)	(348)
Remeasurements and other movements	(609)	2,090
Currency translation differences	(252)	508
Change in decommissioning and other provisions	(897)	3,962
Current ending balance	871	900
Non-current ending balance	21,213	22,081
Decommissioning and other provision ending balance	22,084	22,981
Decommissioning and restoration | Integrated gas and Upstream
Reconciliation of changes in other provisions [abstract]
Additions	823	798
Decommissioning and restoration | Oil Products
Reconciliation of changes in other provisions [abstract]
Additions	217	899
Onerous contracts provision
Reconciliation of changes in other provisions [abstract]
Current beginning balance	532	79
Non-current beginning balance	1,207	17
Decommissioning and other provision beginning balance	1,739	96
Additions	229	1,722
Amounts charged against provisions	(264)	(71)
Accretion expense	14	3
Disposals and liabilities classified as held for sale	0	(11)
Remeasurements and other movements	(36)	0
Currency translation differences	0	0
Change in decommissioning and other provisions	(57)	1,643
Current ending balance	653	532
Non-current ending balance	1,029	1,207
Decommissioning and other provision ending balance	1,682	1,739
Legal
Reconciliation of changes in other provisions [abstract]
Current beginning balance	521	626
Non-current beginning balance	1,229	1,185
Decommissioning and other provision beginning balance	1,750	1,811
Additions	197	502
Amounts charged against provisions	(340)	(522)
Accretion expense	11	17
Disposals and liabilities classified as held for sale	(5)	0
Remeasurements and other movements	(196)	(59)
Currency translation differences	(6)	1
Change in decommissioning and other provisions	(339)	(61)
Current ending balance	270	521
Non-current ending balance	1,141	1,229
Decommissioning and other provision ending balance	1,411	1,750
Legal | Oil Products
Reconciliation of changes in other provisions [abstract]
Decommissioning and other provision ending balance	255
Environmental
Reconciliation of changes in other provisions [abstract]
Current beginning balance	273	263
Non-current beginning balance	952	934
Decommissioning and other provision beginning balance	1,225	1,197
Additions	153	199
Amounts charged against provisions	(154)	(138)
Accretion expense	9	21
Disposals and liabilities classified as held for sale	(17)	(7)
Remeasurements and other movements	(11)	(73)
Currency translation differences	(26)	26
Change in decommissioning and other provisions	(46)	28
Current ending balance	332	273
Non-current ending balance	847	952
Decommissioning and other provision ending balance	1,179	1,225
Redundancy
Reconciliation of changes in other provisions [abstract]
Current beginning balance	673	295
Non-current beginning balance	265	220
Decommissioning and other provision beginning balance	938	515
Additions	991	986
Amounts charged against provisions	(733)	(375)
Accretion expense	1	1
Disposals and liabilities classified as held for sale	(1)	0
Remeasurements and other movements	(512)	(241)
Currency translation differences	(39)	52
Change in decommissioning and other provisions	(293)	423
Current ending balance	410	673
Non-current ending balance	235	265
Decommissioning and other provision ending balance	645	938
Other
Reconciliation of changes in other provisions [abstract]
Current beginning balance	723	793
Non-current beginning balance	1,382	1,179
Decommissioning and other provision beginning balance	2,105	1,972
Additions	752	664
Amounts charged against provisions	(292)	(317)
Accretion expense	10	7
Disposals and liabilities classified as held for sale	(27)	(9)
Remeasurements and other movements	(339)	(265)
Currency translation differences	(68)	53
Change in decommissioning and other provisions	36	133
Current ending balance	802	723
Non-current ending balance	1,339	1,382
Decommissioning and other provision ending balance	$ 2,141	$ 2,105